Derivative financial instruments - Analysis of fair value derivative sssets and liabilities by maturity and fair value estimation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	$ 9,984	$ 8,564
Derivatives held for trading, Fair value liabilities	(8,045)	(7,578)
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	4,145	3,837
Derivatives held for trading, Fair value liabilities	(3,036)	(3,290)
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,230	1,359
Derivatives held for trading, Fair value liabilities	(1,026)	(1,073)
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	846	762
Derivatives held for trading, Fair value liabilities	(765)	(785)
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	714	556
Derivatives held for trading, Fair value liabilities	(478)	(575)
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	545	518
Derivatives held for trading, Fair value liabilities	(438)	(337)
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,504	1,532
Derivatives held for trading, Fair value liabilities	(2,302)	(1,518)
Derivatives held for trading
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	9,984	8,564
Derivative assets held for trading, before netting	12,708	11,075
Less: netting by counterparty	(2,724)	(2,511)
Derivatives held for trading, Fair value liabilities	(8,045)	(7,578)
Derivative financial liabilities held for trading, before netting	(10,769)	(10,089)
Less: netting by counterparty	2,724	2,511
Net fair value	1,939	986
Derivatives held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	74	128
Derivatives held for trading, Fair value liabilities	(65)	(171)
Derivatives held for trading | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	7,169	7,320
Derivatives held for trading, Fair value liabilities	(6,272)	(6,837)
Derivatives held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,465	3,627
Derivatives held for trading, Fair value liabilities	(4,432)	(3,081)
Derivatives held for trading | Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	4,145	3,837
Derivative assets held for trading, before netting	6,186	5,602
Less: netting by counterparty	(2,041)	(1,765)
Derivatives held for trading, Fair value liabilities	(3,036)	(3,290)
Derivative financial liabilities held for trading, before netting	(5,077)	(5,055)
Less: netting by counterparty	2,041	1,765
Net fair value	1,109	547
Derivatives held for trading | Within one year | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	63	111
Derivatives held for trading, Fair value liabilities	(49)	(156)
Derivatives held for trading | Within one year | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,344	5,000
Derivatives held for trading, Fair value liabilities	(4,522)	(4,562)
Derivatives held for trading | Within one year | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	779	491
Derivatives held for trading, Fair value liabilities	(506)	(337)
Derivatives held for trading | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,230	1,359
Derivative assets held for trading, before netting	1,521	1,761
Less: netting by counterparty	(291)	(402)
Derivatives held for trading, Fair value liabilities	(1,026)	(1,073)
Derivative financial liabilities held for trading, before netting	(1,317)	(1,475)
Less: netting by counterparty	291	402
Net fair value	204	286
Derivatives held for trading | 1-2 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	6	14
Derivatives held for trading, Fair value liabilities	(8)	(11)
Derivatives held for trading | 1-2 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,014	1,362
Derivatives held for trading, Fair value liabilities	(932)	(1,161)
Derivatives held for trading | 1-2 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	501	385
Derivatives held for trading, Fair value liabilities	(377)	(303)
Derivatives held for trading | 2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	846	762
Derivative assets held for trading, before netting	926	860
Less: netting by counterparty	(80)	(98)
Derivatives held for trading, Fair value liabilities	(765)	(785)
Derivative financial liabilities held for trading, before netting	(845)	(883)
Less: netting by counterparty	80	98
Net fair value	81	(23)
Derivatives held for trading | 2-3 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2	3
Derivatives held for trading, Fair value liabilities	(4)	(2)
Derivatives held for trading | 2-3 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	439	504
Derivatives held for trading, Fair value liabilities	(458)	(576)
Derivatives held for trading | 2-3 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	485	353
Derivatives held for trading, Fair value liabilities	(383)	(305)
Derivatives held for trading | 3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	714	556
Derivative assets held for trading, before netting	750	593
Less: netting by counterparty	(36)	(37)
Derivatives held for trading, Fair value liabilities	(478)	(575)
Derivative financial liabilities held for trading, before netting	(514)	(612)
Less: netting by counterparty	36	37
Net fair value	236	(19)
Derivatives held for trading | 3-4 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	0	0
Derivatives held for trading, Fair value liabilities	(1)	(2)
Derivatives held for trading | 3-4 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	210	262
Derivatives held for trading, Fair value liabilities	(146)	(308)
Derivatives held for trading | 3-4 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	540	331
Derivatives held for trading, Fair value liabilities	(367)	(302)
Derivatives held for trading | 4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	545	518
Derivative assets held for trading, before netting	574	547
Less: netting by counterparty	(29)	(29)
Derivatives held for trading, Fair value liabilities	(438)	(337)
Derivative financial liabilities held for trading, before netting	(467)	(366)
Less: netting by counterparty	29	29
Net fair value	107	181
Derivatives held for trading | 4-5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2	0
Derivatives held for trading, Fair value liabilities	(2)	0
Derivatives held for trading | 4-5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	120	120
Derivatives held for trading, Fair value liabilities	(113)	(67)
Derivatives held for trading | 4-5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	452	427
Derivatives held for trading, Fair value liabilities	(352)	(299)
Derivatives held for trading | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,504	1,532
Derivative assets held for trading, before netting	2,751	1,712
Less: netting by counterparty	(247)	(180)
Derivatives held for trading, Fair value liabilities	(2,302)	(1,518)
Derivative financial liabilities held for trading, before netting	(2,549)	(1,698)
Less: netting by counterparty	247	180
Net fair value	202	14
Derivatives held for trading | Over 5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1	0
Derivatives held for trading, Fair value liabilities	(1)	0
Derivatives held for trading | Over 5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	42	72
Derivatives held for trading, Fair value liabilities	(101)	(163)
Derivatives held for trading | Over 5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,708	1,640
Derivatives held for trading, Fair value liabilities	$ (2,447)	$ (1,535)